Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Leases
Expense for leases under the low value exemption	€ 181	€ 159	€ 160
Expense for variable lease payments not included in measurement of lease liabilities	198	102	148
Depreciation expense on right-of-use assets and interest expense on lease liabilities	5,835	5,639
Rent concessions on leases	56	761
Non-current lease liabilities	8,786	13,928
Current lease liabilities	5,361	5,787
Income from subleasing right-of-use assets	0	0	478
Cash outflow for leases	5,800	4,779	5,556
Interest expense on lease liabilities	€ 612	€ 511	€ 486